Patents (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Patents, gross	$ 0	$ 618,810
Less: accumulated amortization	0	(62,690)
Less impairment loss	0	(556,120)
Total	0	0
Adva-27a US Patent
Patents, gross	0	155,940
Adva-27a Worldwide Patents
Patents, gross	$ 0	$ 462,870